FINANCIAL RISK MANAGEMENT (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Maximum exposure to credit risk including net carrying amount of cash and cash equivalents and trade and other receivables	$ 14,300	$ 6,100
Trade and other receivables	9,733	5,492
Expected credit loss
Estimated fair value financial liability	300	100
Current liability	15,676	18,844
At fair value [member]
IfrsStatementLineItems [Line Items]
Current liability	200	200
Long term asset	$ 100	$ 100
CAD [member]
IfrsStatementLineItems [Line Items]
Average exchange rate	1	1
Exchange rate	1	1
USD [member]
IfrsStatementLineItems [Line Items]
Average exchange rate	0.730	0.741
Exchange rate	0.695	0.756
CAD To USD [member]
IfrsStatementLineItems [Line Items]
Change in the exchange rate	1.00%
Increase (decrease) in net income	$ 1	$ 1
Customer one [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 7,800